              U.S. SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C.  20549

              FORM 24F-2
                ANNUAL NOTICE OF SECURITES SOLD
               PURSUANT TO RULE 24F-2

               READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

 1.  Name and address of issuer:

iShares Trust
400 Howard Street
San Francisco, CA  94105

 2.  The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):                                                                                                                     [  ]

iShares 2012 S&P AMT-Free Municipal Series
iShares 2013 S&P AMT-Free Municipal Series
iShares 2014 S&P AMT-Free Municipal Series
iShares 2015 S&P AMT-Free Municipal Series
iShares 2016 S&P AMT-Free Municipal Series
iShares 2017 S&P AMT-Free Municipal Series
iShares Nasdaq Biotechnology Index Fund
iShares Russell 1000 Growth Index Fund
iShares Russell 1000 Index Fund
iShares Russell 1000 Value Index Fund
iShares Russell 2000 Growth Index Fund
iShares Russell 2000 Index Fund
iShares Russell 2000 Value Index Fund
iShares Russell 3000 Growth Index Fund
iShares Russell 3000 Index Fund
iShares Russell 3000 Value Index Fund
iShares Russell Microcap Index Fund
iShares Russell Midcap Growth Index Fund
iShares Russell Midcap Index Fund
iShares Russell Midcap Value Index Fund
iShares Russell Top 200 Growth Index Fund
iShares Russell Top 200 Index Fund
iShares Russell Top 200 Value Index Fund
iShares S&P 100 Index Fund
iShares S&P 500 Growth Index Fund
iShares S&P 500 Index Fund
iShares S&P 500 Value Index Fund
iShares S&P 1500 Index Fund
iShares S&P Asia 50 Index Fund
iShares S&P Developed ex-U.S. Property Index Fund
iShares S&P Emerging Markets Infrastructure Index Fund
iShares S&P Europe 350 Index Fund
iShares S&P Global 100 Index Fund
iShares S&P Global Clean Energy Index Fund
iShares S&P Global Consumer Discretionary Sector Index Fund
iShares S&P Global Consumer Staples Sector Index Fund
iShares S&P Global Energy Sector Index Fund
iShares S&P Global Financials Sector Index Fund
iShares S&P Global Healthcare Sector Index Fund
iShares S&P Global Industrials Sector Index Fund
iShares S&P Global Infrastructure Index Fund
iShares S&P Global Materials Sector Index Fund
iShares S&P Global Nuclear Energy Index Fund
iShares S&P Global Technology Sector Index Fund
iShares S&P Global Telecommunications Sector Index Fund
iShares S&P Global Timber & Forestry Index Fund
iShares S&P Global Utilities Sector Index Fund
iShares S&P India Nifty 50 Index Fund
iShares S&P Latin America 40 Index Fund
iShares S&P MidCap 400 Growth Index Fund
iShares S&P MidCap 400 Index Fund
iShares S&P MidCap 400 Value Index Fund
iShares S&P SmallCap 600 Growth Index Fund
iShares S&P SmallCap 600 Index Fund
iShares S&P SmallCap 600 Value Index Fund
iShares S&P/TOPIX 150 Index Fund
iShares S&P U.S. Preferred Stock Index Fund

 3.  Investment Company Act File Number:  811-09729

     Securities Act File Number:  333-92935

 4(a).  Last day of fiscal year for which this Form is filed: 03/31/11

 4(b).  [  ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).  (See
  Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
REGISTRATION FEE DUE.

 4(c).  [  ] Check box if this is the last time the issuer will be filing this Form.

 5.           Calculation of registration fee:

     (i)    Aggregate sale price of securities sold
    during the fiscal year pursuant to
    section 24(f):                                                                                                              $141,275,076,471

     (ii)   Aggregate price of securities redeemed
    or repurchased during the fiscal year:                                                                                                              $131,429,778,304

     (iii)  Aggregate price of securities redeemed
    or repurchased during any PRIOR fiscal
    year ending no earlier than October 11,
    1995 that were not previously used to
    reduce registration fees payable to
    the Commission:                                                                                                             $0

     (iv)   Total available redemption credits
      [add Items 5(ii) and 5(iii)]:                                                                                                                  131,429,778,304

     (v)    Net sales -- if Item 5(i) is greater
    than Item 5(iv) [subtract Item 5(iv)
    from Item 5(i)]:                                                                                                             9,845,298,167

     (vi)   Redemption credits available for use
   in future years -- if Item 5(i) is
   less than Item 5(iv) [subtract Item
   5(iv) from Item 5(i)]:                                                                                                            $0

     (vii)  Multiplier for determining registration
   fee (See Instruction C.9):                                                                                                          x  .00011610

     (viii) Registration fee due [multiply Item 5(v)
   by Item 5(vii)] (enter “0” if no fee is due):
                                                                                                                       $1,143,039.12
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 6.  Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: $0.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: $0.

 7.  Interest due -- if this Form is being filed more than 90 days after the
     end of the issuer’s fiscal year (see Instruction D):                       N/A

 8.  Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:                                                                                                                                     = $1,143,039.12
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          ----------

 9.  Date the registration fee and any interest payment was sent to the
     Commission’s lockbox depository:

June 22, 2011

CIK: 0001100663

Method of Delivery:

[X]  Wire Transfer
[ ]  Mail or other means

    SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ John Battista
John Battista
Assistant Treasurer

Date:  June 24, 2011

*Please print the name and title of the signing officer below the signature.